DEBT	12 Months Ended
Dec. 31, 2013
DEBT
DEBT

6. DEBT

        Information on our debt as of December 31, 2013 and 2012, is as follows (in thousands):

	2013	2012
Mortgage loan with a fixed interest rate of 6.30% per annum, with monthly payments of principal and interest. The loan had a 25 1/2-year amortization schedule with a balance of $65,147,000 due on September 10, 2013. This loan was not prepayable and was nonrecourse to the Partnership. The loan was paid in full in 2013	$—	$66,644
Mortgage loan with a fixed interest rate of 6.30% per annum, with monthly payments of principal and interest. The loan had an eight-year amortization schedule through September 10, 2013. This loan was not prepayable and was nonrecourse to the Partnership. The loan was paid in full in 2013	—	233
Mortgage loan with a fixed interest rate of 7.66% per annum, with monthly payments of principal and interest. The loan has a 20-year amortization schedule with a $25,324,000 balance due on December 1, 2015. The loan is nonrecourse to the Partnership	28,262	29,633
Mortgage loan with a fixed interest rate of 4.50% per annum, with monthly payments of interest only for 10 years, and payments of interest and principal starting in February 2022. The loan has a $42,008,000 balance due on January 5, 2027. The loan is nonrecourse to the Partnership	46,000	46,000
Mortgage loan with a fixed interest rate of 5.56% per annum, with monthly payments of principal and interest. The loan has a 10-year amortization schedule with a $12,288,000 balance due on July 1, 2015, and is nonrecourse to the Partnership	12,737	13,015
Mortgage loan with a fixed interest rate of 6.65% per annum, with monthly payments of principal and interest. The loan has a 25-year amortization schedule with a $21,136,000 balance due on July 15, 2018. The loan is nonrecourse to the Partnership	34,755	37,268
Mortgage loan with a fixed interest rate of 5.95% per annum, with monthly payments of principal and interest, and a balance of $10,500,000 due on December 1, 2013. The loan was nonrecourse to the Partnership. The loan was paid in full in 2013	—	10,748
Mortgage loan with a fixed interest rate of 5.06% per annum, with monthly payments of principal and interest, and a balance of $33,068,000 due on September 1, 2015. The loan is nonrecourse to the Partnership	34,583	35,391
Mortgage loans with a fixed interest rate of 5.39% per annum, with monthly payments of principal and interest, and a balance of $35,695,000 due on March 1, 2021. The loans are nonrecourse to the Partnership	41,170	41,780
Mortgage loan with a fixed interest rate of 5.18% per annum, with monthly payments of principal and interest, and a balance of $26,232,000 due on June 5, 2021. The loan is nonrecourse to the Partnership	30,812	31,305

	228,319	312,017
Premiums and discounts on assumed mortgages payable	2,786	3,614

Total Mortgages Payable	231,105	315,631

Unsecured revolving lines of credit	164,000	30,000

Total Debt	$395,105	$345,631

        The notes payable are secured by deeds of trust on certain of the properties and assignments of rents.

        In February 2012, the Partnership entered into an unsecured revolving line of credit with an unrelated bank syndicate and Bank of America, N.A., as admisitrative agent, which allows for maximum borrowings of $100,000,000. Borrowings under the line of credit are limited by certain borrowing base calculations. Outstanding advances under the line of credit bore interest at the base rate, as defined, plus 0.75% to 1.50% or LIBOR plus 1.75% to 2.50%, depending on the maximum consolidated leverage ratio, as defined, until August 2013. In August 2013, the unsecured revolving line was amended, and outstanding advances under the line bear interest at the base rate, as defined, plus 0.25% to 0.85% or LIBOR plus 1.25% to 1.85%, depending on the maximum consolidated leverage ratio, as defined. The line of credit is also subject to an unused commitment fee of 0.25% or 0.35% depending on the amount of aggregate unused commitments. At December 31, 2013 and 2012, the Partnership was in compliance with all covenants. The line of credit matures in February 2016, with a one-year extension option under certain conditions. As of December 31, 2013 and 2012, $100,000,000 and $30,000,000, respectively, were outstanding under the line of credit, and $0 and $70,000,000, respectively, were available for future borrowings.

        In August 2013, the Partnership entered into another unsecured revolving credit facility with an unrelated bank syndicate and Bank of America, N.A., as administrative agent, which provides an additional $125,000,000 of borrowing capacity that was increased to $150,000,000. The Partnership amended the facility in April 2014 to further increase the maximum aggregate borrowing capacity under the revolving credit facility to $200,000,000. Borrowings under the revolving credit facility are limited by certain borrowing base calculations. Outstanding advances under the revolving credit facility bear interest at the base rate, as defined, plus 0.25% to 0.85% or LIBOR plus 1.25% to 1.85%, depending on the maximum consolidated leverage ratio, as defined. The revolving credit facility is also subject to an unused commitment fee of 0.25% or 0.35% depending on the amount of aggregate unused commitments. At December 31, 2013, the Partnership was in compliance with all covenants. The revolving credit facility originally matured in February 2014, with two three-month extension options under certain conditions. The Partnership exercised the first extension option in February 2014. As of December 31, 2013, $64,000,000 was outstanding under the revolving credit facility and $61,000,000 was available for future borrowings.

        At December 31, 2013 and 2012, accrued interest payable and unused commitment fee payable of $1,017,000 and $1,351,000, respectively, is included with accounts payable and accrued expenses.

        In accordance with the Partnership Agreement, the Partnership generally may not incur additional debt if total debt of the Partnership would exceed 30% (50% with the approval of the Partnership's advisory board) of the sum of the aggregate adjusted fair value of all Partnership's investments, less permitted investments in the REIT, as defined. At December 31, 2013 and 2012, the Partnership was in compliance with all requirements.

        Principal payments on our debt as of December 31, 2013, are as follows (in thousands):

Years Ending December 31	Mortages Payable	Other	Total
2014	$6,472	$64,000	$70,472
2015	77,055	—	77,055
2016	4,354	100,000	104,354
2017	4,642	—	4,642
2018	24,300	—	24,300
Thereafter	111,496	—	111,496

Total	$228,319	$164,000	$392,319